Offerings	Sep. 24, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 202,711,141.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,994.41
Offering Note	Note 1(a). Includes an indeterminate number of securities at indeterminate prices that may be issued from time to time in primary offerings or upon exercise, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange. Not specified as to each class of securities to be registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000. There is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or rights to purchase shares of common stock or preferred stock, as may be sold, from time to time separately or as units in combination with other securities registered hereunder. Note 1(b). Includes an indeterminate number of securities at indeterminate prices that may be issued from time to time in primary offerings or upon exercise, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange. Not specified as to each class of securities to be registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000. There is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or rights to purchase shares of common stock or preferred stock, as may be sold, from time to time separately or as units in combination with other securities registered hereunder. Note 1(c). Includes an indeterminate number of securities at indeterminate prices that may be issued from time to time in primary offerings or upon exercise, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange. Not specified as to each class of securities to be registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000. With respect to debt securities, excluding accrued interest and accrued amortization of discount, if any, to the date of delivery. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $400,000,000. Note 1(d). Includes an indeterminate number of securities at indeterminate prices that may be issued from time to time in primary offerings or upon exercise, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange. Not specified as to each class of securities to be registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000. There is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or rights to purchase shares of common stock or preferred stock, as may be sold, from time to time separately or as units in combination with other securities registered hereunder. Note 1(e). Includes an indeterminate number of securities at indeterminate prices that may be issued from time to time in primary offerings or upon exercise, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange. Not specified as to each class of securities to be registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000. There is being registered hereunder an indeterminate number of warrants as may be sold, from time to time separately or as units in combination with other securities registered hereunder, representing rights to purchase shares of common stock or preferred stock. Note 1(f). Includes an indeterminate number of securities at indeterminate prices that may be issued from time to time in primary offerings or upon exercise, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange. Not specified as to each class of securities to be registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $400,000,000. There is being registered hereunder an indeterminate number of units. Each unit may consist of a combination of any one or more of the securities being registered hereunder.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-274724
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-274724
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-274724
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-274724
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-274724
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-274724
Carry Forward Initial Effective Date	Sep. 29, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 197,288,858.33
Carry Forward Form Type	S-3
Carry Forward File Number	333-274724
Carry Forward Initial Effective Date	Sep. 29, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,741.23
Offering Note	The Registrant previously registered $350,000,000 in aggregate offering price of securities pursuant to the registration statement on Form S-3 (No. 333-274724) filed with the SEC on September 27, 2023 and declared effective on September 29, 2023 (the "2023 Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is carrying forward to this registration statement $197,288,858.33 in aggregate offering price of securities that were initially registered under the 2023 Registration Statement and remain unsold (the "Unsold Securities"). The Registrant previously paid a filing fee of $21,741.23 with respect to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the 2023 Registration Statement). A filing fee of $27,994.41 with respect to the remaining $202,711,141.67 of securities registered hereunder is being paid herewith. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the Registrant sells any Unsold Securities pursuant to the 2023 Registration Statement, the Registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the 2023 Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) under the Securities Act and the updated amount of securities to be registered on this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.